Borrowings - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Debt Instrument [Line Items]
Credit Facilities, Covenants compliance	As of June 30, 2018, the Company was in compliance with its covenants.
Credit Facilities, Collateral	Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary.
Restrictive covenants	The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
Minimum
Debt Instrument [Line Items]
Minimum net worth required for compliance	$ 50,000
Minimum liquidity required for compliance	40,000
Minimum | Liquidity per vessel
Debt Instrument [Line Items]
Minimum liquidity required for compliance	1,000
Maximum
Debt Instrument [Line Items]
Minimum net worth required for compliance	$ 135,000
Leasing company | Minimum
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	75.00%
Leasing company | Minimum | Amendement of leasback agreement
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	80.00%
Leasing company | Maximum
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	80.00%
Leasing company | Maximum | Amendement of leasback agreement
Debt Instrument [Line Items]
Total Liabilities to Total Assets ratio	85.00%
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Restrictive covenants	The 2021 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2021 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries.
Covenant compliance	The 2021 Co-Issuers were in compliance with the covenants as of June 30, 2018.